PARTNERS' CAPITAL - Schedule of Polar and Divide and Red Rock (Details) - USD ($) $ in Thousands			12 Months Ended
	May 18, 2015	Mar. 18, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investment [Line Items]
Net investment			$ 0	$ 0
Partners' capital contribution			2,702	4,737	$ 4,235
Partners' capital distribution			(167,504)	(152,074)	(122,224)
Red Rock Gathering Company, LLC
Investment [Line Items]
Purchase price		$ 307,941
Partners' capital distribution		(66,124)
Polar Midstream and Epping
Investment [Line Items]
Purchase price	$ 285,677
Partners' capital contribution	130,367
Summit Investments | Red Rock Gathering Company, LLC
Investment [Line Items]
Net investment		241,817
Summit Investments | Polar Midstream and Epping
Investment [Line Items]
Net investment	416,044
General Partner
Investment [Line Items]
Partners' capital contribution			2,702	4,737	4,235
Partners' capital distribution			(11,256)	(9,784)	(4,770)
General Partner | Red Rock Gathering Company, LLC
Investment [Line Items]
Partners' capital distribution		(1,323)
General Partner | Polar Midstream and Epping
Investment [Line Items]
Partners' capital contribution	2,607
Limited partners, Common
Investment [Line Items]
Partners' capital distribution			(142,214)	(86,880)	(67,658)
Limited partners, Common | Red Rock Gathering Company, LLC
Investment [Line Items]
Partners' capital distribution		(37,910)
Limited partners, Common | Polar Midstream and Epping
Investment [Line Items]
Partners' capital contribution	80,079
Limited partners, Subordinated
Investment [Line Items]
Partners' capital distribution			$ (14,034)	$ (55,410)	$ (49,796)
Limited partners, Subordinated | Red Rock Gathering Company, LLC
Investment [Line Items]
Partners' capital distribution		$ (26,891)
Limited partners, Subordinated | Polar Midstream and Epping
Investment [Line Items]
Partners' capital contribution	$ 47,681